Provision for Environmental Rehabilitation - Disclosure of Rates Used in the Calculated of the Provision (Details) - Provision for environmental rehabilitation	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
South African operations | Not Later Than Two Years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	4.50%	5.25%	5.50%
South African operations | Later than three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	5.00%	5.25%	5.50%
South African operations | - 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	3.90%	6.50%	6.70%
South African operations | - one to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	5.55%	6.85%	7.00%
South African operations | - six to nine years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	8.20%	8.50%	8.20%
South African operations | - ten years or more
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Discount rates	10.95%	9.60%	8.60%
PNG operations
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Inflation rate	6.28%	5.00%	6.00%
Discount rates	5.50%	6.25%	6.25%